UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	07-01-2021 - 06-30-2022

FORM N-PX

ICA File Number:  811-21591

Registrant Name:  American Century Asset Allocation Portfolios, Inc.

Reporting Period:  07/01/2021 - 06/30/2022

One Choice 2025 Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

One Choice 2030 Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

One Choice 2035 Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

One Choice 2040 Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

One Choice 2045 Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

One Choice 2050 Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

One Choice 2055 Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

One Choice 2060 Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

One Choice 2065 Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

One Choice Blend+ 2015 Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

One Choice Blend+ 2020 Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

One Choice Blend+ 2025 Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

One Choice Blend+ 2030 Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

One Choice Blend+ 2035 Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

One Choice Blend+ 2040 Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

One Choice Blend+ 2045 Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

One Choice Blend+ 2050 Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

One Choice Blend+ 2055 Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

One Choice Blend+ 2060 Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

One Choice Blend+ 2065 Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

One Choice In Retirement Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

One Choice Portfolio: Aggressive

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

One Choice Portfolio: Conservative

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

One Choice Portfolio: Moderate

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

One Choice Portfolio: Very Aggressive

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

One Choice Portfolio: Very Conservative

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

By (Signature and Title)*	/s/ Patrick Bannigan
Name: Patrick Bannigan
Title: President

Date	August 19, 2022

*Print the name and title of each signing officer under his or her signature.